SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
REFERENCES TO THE COMPANY
Unless context otherwise indicates, the terms we, us, our, Comstock, or the Company mean Comstock Mining Inc., and its subsidiaries on a consolidated basis.
DESCRIPTION OF THE BUSINESS
Comstock innovates technologies that contribute to global decarbonization and circularity by efficiently converting massive supplies of under-utilized natural resources into renewable fuels and electrification products that contribute to balancing global uses and emissions of carbon. We intend to use our technologies to build, own, and operate a fleet of advanced carbon neutral extraction and refining facilities, to sell of complimentary process solutions and related services, and to provide license rights to qualified strategic partners.
Our strategic plan is based on innovating and using our technologies and the renewable energy products that they enable to reduce reliance on long cycle fossil fuels, to shift to and maximize throughput of short cycle fuels, and to lead and support the adoption and growth of a highly profitable, balanced worldwide short cycle ecosystem that continuously offsets, recycles, and contributes to neutralizing global carbon emissions by rapidly growing and replenishing vast quantities of feedstock for renewable circular fuels. We also make strategic and other investments that contribute to our mission of enabling systemic decarbonization and help to realize our vision of a net zero carbon world..
Comstock historically focused on natural resource exploration, development, and production, with an emphasis on mining gold and silver resources from its extensive contiguous property holdings in the historic Comstock and Silver City mining districts in Nevada (collectively, the “Comstock Estate”). Between 2012 and 2021, we mined and processed about 2.6 million tons of mineralized material from the Comstock Mineral Estate, producing 59,515 ounces of gold and 735,252 ounces of silver. During 2020 and 2021, we completed a series of transactions that were designed to build on our competencies and position us to address and capitalize on the global transition to clean energy. Those transactions primarily included (i) our sale of Comstock Mining LLC, the owner of our Lucerne resource area in Storey County, Nevada, and related permits, (ii) our acquisitions of 100% of Comstock Innovations Corporation (F/K/A Plain Sight Innovations Corporation), 100% of Comstock Engineering Corporation (F/K/A Renewable Process Solutions, Inc.), 100% of MANA Corporation, and 90% of LINICO Corporation, (iii) our acquisition of intellectual property assets from FLUX Photon Corporation, and (iv) our purchase of 48.19% of Quantum Generative Materials LLC, 25% of Mercury Clean Up LLC, 50% of MCU Philippines, Inc. and 25% of Pelen Limited Liability Company. Collectively, these transactions added the management, employees, facilities, intellectual properties, and other assets we needed to restructure and transform our Company and business into an emerging leader in the innovation and sustainable production of renewable energy products, including cellulosic fuels and electrification metals. Additional information on these transactions is provided in Note 2, Acquisitions and Investments.
CONSOLIDATED FINANCIAL STATEMENTS
The Consolidated Financial Statements herein are prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of Comstock Mining Inc. and its wholly-owned subsidiaries which include the following:
•Comstock Innovations Corporation (formerly Plain Sight Innovations Corporation) ("Comstock Innovations") since its acquisition in September 2021;
•Comstock Fuels Corporation ("Comstock Fuels");
•Comstock Metals Corporation ("Comstock Metals"), owner of 90% of LINICO Corporation since its acquisition on December 30, 2021, fully included 100% in the consolidated financial statements ;
•Comstock Engineering Corporation (formerly Renewable Process Solutions, Inc.) ("Comstock Engineering") since its acquisition in June 2021;
•Comstock IP Holdings LLC (formerly Plain Sight Innovations LLC) (“Comstock IP Holdings”), since its acquisition in September 2021;
•Comstock Royalty Holdings LLC (“CRH”);
•Comstock Exploration and Development LLC (“CED”);
•Comstock Northern Exploration LLC (“CNE”);
•Comstock Processing LLC (“CP”);
•Comstock Real Estate, Inc. ("CRE");
• Downtown Silver Springs LLC (“DTSS”);
•Comstock Industrial LLC (“CI”);and
•MANA Corporation, since its acquisition in July 2021;
All significant intercompany balances and transactions have been eliminated on a consolidated basis for reporting purposes.
SEGMENT INFORMATION
We evaluate a reporting unit by first identifying its operating segments. The chief operating decision maker ("CODM") over the segments is the Executive Management Committee. We then evaluate each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, we evaluate those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, we determine if the segments are economically similar and, if so, the operating segments are aggregated. We have the following two segments and reporting units: production and sale of renewable energy products and strategic and other investments. While sales for our renewable energy products segment have just commenced with certain engineering services sales, we organize and operate each segment as a distinct business. Our renewable energy products segment will sell biomass-derived carbon neutral oil, ethanol, gasoline, renewable diesel, jet fuel, marine fuel, and other renewable replacements for long cycle fossil derivatives, intermediates and precursors thereto, and derivatives thereof; lithium, graphite, nickel, cobalt, copper, aluminum, and other metals, as well as derivative electrification products extracted from lithium ion batteries and other residues produced throughout the electrification supply chain; an array of design, engineering, fabrication, procurement, and construction solutions; and, rights to selected technologies to qualified, third-party licensees in exchange for license and royalty fees. Our strategic and other investments segment includes all other activities, including real estate, mining and our equity method investments, which will generate gains based on the extent to which we are successful in selling or otherwise monetizing invested assets for amounts which exceed our cost basis. Each segment will likewise have a distinct cost structure with dedicated management personnel with reporting responsibility to the Company’s senior management team. The Company accumulates discrete financial information for each segment, for review as distinct operating segments, using financial and other information rendered meaningful only by the fact that such information is presented and reviewed on a segment specific basis. Discrete financial information is available for each operating segment (See Note 20, Segment Reporting).
BUSINESS COMBINATIONS
The Company applies the acquisition method of accounting for business combinations to all acquisitions where the Company gains a controlling interest, regardless of whether consideration was exchanged. With respect to business combinations, the Company (a) recognizes and measures the identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree; (b) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and, (c) discloses the nature and financial effects of the business combination. Accounting for acquisitions requires us to recognize, separately from goodwill, the assets acquired and the liabilities assumed at their acquisition-date fair values. Goodwill as of the acquisition date is measured as the excess of the fair value of consideration transferred and the net acquisition-date fair values of the assets acquired and liabilities assumed. While the Company uses our best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date, the estimates inherently are uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the assets, including intangible assets acquired and liabilities assumed with corresponding offsets to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired and liabilities assumed, whichever comes first, any subsequent adjustments are recorded to our consolidated statements of operations. Deferred tax liabilities (“DTLs”) created in business combinations for the difference between the historical carryover basis of assets for tax purposes and the stepped-up fair value basis for book purposes are recognized as an increase to goodwill.
ASSET ACQUISITIONS
The cost of a group of assets acquired in an asset acquisition includes the carrying amount of any previously held equity interest, the fair value of any noncontrolling interests, and the fair value of any consideration transferred at the date of acquisition. The cost is allocated to the individual assets acquired or liabilities assumed based on their relative fair values and goodwill is not recognized. If it is determined that the cost of the acquisition exceeds the fair value of the assets acquired, the difference is allocated pro rata on the basis of relative fair values to increase certain of the assets acquired. All identifiable assets, including intangible assets, are identified and recognized. DTLs created in asset acquisitions for the difference between the historical carryover basis for tax purposes and the stepped-up fair value basis for book purposes are calculated using a simultaneous equation under the gross up approach and recognized as an increase to the assets to which they relate.
VARIABLE INTEREST ENTITIES
A variable interest entity (“VIE”) refers to a legal business structure wherein an investor has a controlling interest despite not having a majority of voting rights, including when the entity invested in is thinly capitalized and its equity is not sufficient to fund its activities without additional subordinated financial support. An investor in a VIE has a controlling interest if the investor is determined to be the primary beneficiary of the VIE, defined as having the (i) power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, or (ii) obligation to absorb losses of the VIE that could potentially be significant to the VIE, or (iii) right to receive benefits from the VIE that could be significant to the VIE. The Company has investments in Quantum Generative Materials LLC (“GenMat”) and Sierra Springs Opportunity Fund, Inc. (“SSOF”), that the Company has determined to be VIEs. The Company has also determined that the Company does not have a controlling interest in any of these companies, as the Company does not meet the definition of primary beneficiary cited above. Accordingly, the accounts of these companies are not included in our Consolidated Financial Statements. The Company has an investment in Sierra Springs Opportunity Fund, Inc. (“SSOF”), of which the Company's CEO is an executive (see Note 2, Acquisitions and Investments). Management concluded that SSOF is a VIE of the Company because the Company has both operational and equity risk related to SSOF, and SSOF currently has insufficient equity at risk. Management also concluded that the Company is not the primary beneficiary of SSOF because no one individual or entity has unilateral control over significant decisions and decisions require the consent of all investors. As the Company is not the primary beneficiary, SSOF is not consolidated. At December 31, 2021 and December 31, 2020, the Company’s investment in SSOF is presented on the consolidated balance sheets as a non-current investment. At December 31, 2021, the Company’s maximum exposure to loss as a result of its involvement with SSOF is limited to its investment of $335,000 and the advances of $4,935,000.
LIQUIDITY AND CAPITAL RESOURCES
The Consolidated Financial Statements are prepared on the going concern basis of accounting that assumes the realization of assets and the satisfaction of liabilities in the ordinary course of business. The Company has had recurring net losses from operations and had an accumulated deficit of $245.5 million at December 31, 2021. For the year ended December 31, 2021, the Company recognized a net loss of $24.6 million and cash and cash equivalents increased by $3.5 million from $2.4 million at December 31, 2020 to $5.9 million at December 31, 2021. The Company intends to fund our operations over the next twelve months from (i) existing cash and cash equivalents, (ii) sales of engineering services and technology licenses (iii) the repayment of advances from SSOF, (iv) planned sales of Tonogold Resources, Inc. ("Tonogold") common shares and other Tonogold reimbursements and (v) sales of equity securities. Based on these expected funding sources, management believes the Company will have sufficient funds to sustain our operations and meet our commitments under our investment agreements during the 12 months following the date of issuance of the Consolidated Financial Statements included herein. While the Company has been successful in the past in obtaining the necessary capital to support our operations, including registered equity financings from our existing shelf registration statement, borrowings and other means, there is no assurance the Company will be able to obtain additional equity capital or other financing, if needed. Risks to our liquidity include future operating expenditures above management’s expectations, including but not limited to exploration, pre-development, research and development, selling, general and administrative, and investment related expenditures in excess of planned proceeds from the sale of Tonogold securities, repayment of advances to SSOF, the sale of the Silver Springs Properties, and amounts to be raised from the issuance of equity under our existing shelf registration statement. Declines in the market value of properties held for sale, or declines in the share price of our common stock would also adversely affect our results of operations, financial condition and cash flows. If the Company is unable to obtain any necessary additional funds, this could have an immediate material adverse effect on liquidity and raise substantial doubt about our ability to continue as a going concern. In such case, the Company could be required to limit or discontinue certain business plans, activities or operations, reduce or delay certain capital expenditures or investments, or sell certain assets or businesses. There can be no assurance that the Company would be able to take any such actions on favorable terms, in a timely manner, or at all.
USE OF ESTIMATES
In preparing GAAP financial statements, the Company is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and related income, costs, expenses, receipts and expenditures during the reported periods. Actual results could differ materially from those estimates. Estimates may pertain to:
•impairment of equity investments;
•notes receivable accounted for at fair value or amortized cost;
•discount rates on non-interest bearing notes receivable;
•derivative assets and liabilities;
•the useful lives and valuation of properties, plant and equipment;
•carrying values of assets held for sale and mineral rights;
•realization of net deferred tax assets;
•fair values of net assets acquired;
•useful lives of intangible assets;
•impairment of intangibles and goodwill;
•reclamation liabilities;
•contingent liabilities;
•revenue contract progress toward completion
•stock-based compensation;
•restricted stock.
CASH, CASH EQUIVALENTS
Cash and cash equivalents include bank deposits and highly liquid investments purchased with maturities of three months or less. Cash deposits with banks may exceed Federal Deposit Insurance Corporation insured limits. At December 31, 2021, the Company held $500,000 in an escrow account related to our investment in LPB and classified as restricted cash. This amount was written off at year-end (see Note 2, Acquisitions and Investments, and Note 22, Subsequent Events).
RECEIVABLES AND CREDIT CONCENTRATION
Accounts receivable are uncollateralized, non-interest-bearing customer obligations due under normal trade terms requiring payment within 30 days from the invoice date. Accounts receivable are stated at the amount billed to the customer. Accounts receivable in excess of 90 days old are evaluated for delinquency. In addition, we consider historical bad debts and current economic trends in evaluating the allowance for doubtful accounts. Payments of accounts receivable are allocated to the specific invoices identified on the customer’s remittance advice or, if unspecified, are applied to the oldest unpaid invoices. Management reviews valuation allowances on a quarterly basis.
INVESTMENTS
Investments in Debt and Equity Securities
From time to time, the Company holds investments in the form of debt securities and other instruments, and equity securities.
Investments in debt are classified as trading, available for sale or held to maturity. In certain cases we elect to record the investment under the fair value option. Upon sale of a debt security, the realized gain or loss is recognized in current earnings. At the end of each reporting period, the Company considers whether impairment indicators exist to evaluate if a debt investment security or loan is impaired and, if so, record an impairment loss (see Note 2, Acquisitions and Investments, and Note 15, Fair Value Measurements).
Investments in equity securities are generally measured at fair value. Gains and losses for equity securities resulting from changes in fair value are recognized in current earnings. If an equity security does not have a readily determinable fair value, the Company may elect to measure the security at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment in the same issuer. At the end of each reporting period, the Company reassesses whether an equity investment security without a readily determinable fair value qualifies to be measured at cost less impairment, consider whether impairment indicators exist to evaluate if an equity investment security is impaired and, if so, record an impairment loss.
Investments in Joint Ventures and Other Companies
Investments in companies and joint ventures for which the Company has the ability to exercise significant influence, but do not control, are accounted for under the equity method. Under the equity method of accounting, our share of the net earnings or losses of the investee are included in other income (expense) in the consolidated statements of operations. Upon investment, the Company assesses whether a step up in the basis of the investee's net assets has occurred and, if so, adjust our share of net earnings or losses by related depreciation and amortization expense. At the end of each reporting period, the Company considers whether impairment indicators exist to evaluate whether an equity method investment is impaired and, if so, record an impairment loss. Investments are accounted for on a one-quarter lag.
INTANGIBLE ASSETS
Purchased intangible assets represent the estimated acquisition date fair value of acquired intangible assets used in our business. Intangible assets with definite lives are amortized over their estimated useful lives. We amortize definite-lived intangible assets on a straight-line basis, generally over periods ranging from one to ten years. Costs incurred to renew or extend the life of our intangible assets are capitalized.
We review purchased intangible assets for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. We review indefinite-lived intangibles for impairment annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. We measure recoverability of these assets by comparing the carrying amounts to the future undiscounted cash flows that the assets or asset group are expected to generate. If the carrying value of the assets or asset group are not recoverable, impairment is measured and recorded as the amount by which the carrying value exceeds its fair value.
GOODWILL
Goodwill represents the cost in excess of the consideration paid over the fair value of net assets acquired in a business combination. The Company allocates goodwill to reporting units based on the expected benefit from the business combination. The Company evaluates our reporting units periodically, as well as when changes in our operating segments occur. For changes in reporting units, the Company reassigns goodwill using a relative fair value allocation approach. Goodwill is tested for impairment at the reporting unit level on an annual basis, and on an interim basis if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. The Company performs its annual goodwill impairment tests at December 31.
FAIR VALUE MEASUREMENTS
The fair value of a financial instrument is the amount that could be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk, including the party’s own credit risk. Fair value measurements do not include transaction costs. A fair value hierarchy is used to prioritize the quality and reliability of the information used to determine fair values. Categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fair value hierarchy is as follows:
Level 1quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date. Financial assets and liabilities utilizing Level 1 inputs include active exchange-traded securities and exchange-based derivatives
Level 2inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data. Financial assets and liabilities utilizing Level 2 inputs include fixed income securities, non-exchange-based derivatives, mutual funds, and fair-value hedges
Level 3unobservable inputs for the asset or liability only used when there is little, if any, market activity for the asset or liability at the measurement date. Financial assets and liabilities utilizing Level 3 inputs include infrequently-traded, non-exchange-based derivatives and commingled investment funds, and are measured using present value pricing models
The carrying values of the Company's reclamation bond deposits approximate its fair value. The carrying values of the Company’s long-term debt approximate their fair values based upon a comparison of the interest rate and terms of such debt to the rates and terms of debt currently available.
DERIVATIVE INSTRUMENTS
Derivative instruments are recognized as either assets or liabilities on the consolidated balance sheets at fair value. The accounting for changes in the fair value of derivative instruments depends on their intended use. Changes in the fair value of derivative instruments are recorded in current earnings. The Company evaluates and accounts for embedded derivatives in its financial instruments based on three criteria that, if met, require bifurcation of embedded derivatives from their host instruments and accounting for them as free standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not required to be re-measured at fair value and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. The result of this accounting treatment could be that the fair value of a financial instrument is classified as a derivative financial instrument, and is shown at its fair value at each balance sheet date and recorded as an asset or liability with the change in fair value recorded in current earnings.
PROPERTIES, PLANT AND EQUIPMENT
The Company records properties, plant and equipment at historical cost. The Company provides depreciation and amortization in amounts sufficient to match the cost of depreciable assets to operations over their estimated service lives or productive value. The Company capitalizes expenditures for improvements that significantly extend the useful life of an asset. When an asset is sold, the Company recognizes a gain (loss) in the consolidated statements of operations based upon the proceeds received on the sale less the net carrying value of the asset. The Company charges expenditures for maintenance and repairs to operations when incurred. Depreciation is computed using the straight-line method over estimated useful lives as follows:

Building	7 to 15 years
Vehicles and equipment	3 to 7 years
Processing and laboratory	5 to 15 years
Furniture and fixtures	2 to 3 years
The Company reviews the carrying amount of our property, plant and equipment for impairment whenever there are negative indicators of impairment. An asset is considered impaired when estimated future undiscounted cash flows are less than the carrying amount of the asset. In the event the carrying amount of such asset is not considered recoverable, the asset is adjusted to its fair value. Fair value is generally determined based on discounted future cash flows.
RECLAMATION LIABILITIES AND ASSET RETIREMENT OBLIGATIONS
Minimum standards for site reclamation and closure have been established for us by various government agencies and contractual obligations with lessors. Asset retirement obligations are recognized when an obligation is incurred, either through regulatory requirements in the jurisdictions in which we operate or by contractual obligation with one of our lessors, and recorded as liabilities when a reasonable estimate of fair value can be determined. An expected present value technique is used to estimate the fair value of the liability. This includes inflating the estimated costs in today’s dollars using a reasonable inflation rate up to the date of expected retirement, and discounting the inflated costs using a credit-adjusted risk-free rate. Upon initial recognition of the liability, the carrying amount of the related long-lived asset is increased by the same amount. The liability is accreted over time through periodic charges to earnings. In addition, the asset retirement cost is amortized over the life of the related asset.
Changes resulting from revisions to the timing or amount of the original estimate of undiscounted cash flows are recognized as either an increase or a decrease in the carrying amount of the liability for an asset retirement obligation and the related asset retirement cost capitalized as part of the carrying amount of the related long-lived asset. Upward revisions of the amount of undiscounted estimated cash flows are discounted using the current credit-adjusted risk-free rate. Downward revisions in the amount of undiscounted estimated cash flows are discounted using the credit-adjusted risk-free rate that existed when the original liability was recognized. When asset retirement costs change as a result of a revision to estimated cash flows, the amount of the asset retirement cost is adjusted and allocated to expense in the period of the change if the change affects that period only or in the period of change and future periods if the change affects more than one period. The Company reviews, on an annual basis, unless otherwise deemed necessary, the asset retirement obligations. Separately, the Company accrues costs associated with environmental remediation obligations when it is probable that such costs will be incurred and they are reasonably estimable.
MINERAL RIGHTS AND PROPERTIES
The Company capitalizes acquisition costs until the Company determines the economic viability of the property. Since the Company does not have proven and probable reserves as defined by Securities and Exchange Commission ("SEC") regulation S-K 1300, exploration expenditures are expensed as incurred. The Company expenses mineral lease costs and repair and maintenance costs as incurred. The Company reviews the carrying value of our properties for impairment, including mineral rights upon the occurrence of events or changes in circumstances that indicate the related carrying amounts may not be recoverable. Our estimate of precious metal prices, mineralized materials, operating capital, and reclamation costs are subject to risks and uncertainties affecting the recoverability of our investment in all of our properties. Although the Company has made our best, most current estimate of these factors, it is possible that near term changes could adversely affect estimated net cash flows from our properties and mineral claims, and possibly require future asset impairment write-downs. Where estimates of future net operating cash flows are not available and where other conditions suggest impairment, the Company assesses recoverability of carrying value from other means, including net cash flows generated by the sale of the asset. The Company uses the units-of-production method to deplete the mineral rights and mining properties when in operations.
TREASURY STOCK
When the Company’s stock is acquired for purposes it is initially valued at cost and presented as treasury stock. Other than formal or constructive retirement or when ultimate disposition has not yet been decided, the cost of the acquired stock is presented as treasury stock separately as a deduction from the total of common stock, additional paid-in capital and retained earnings. Gains on sales of treasury stock not previously accounted for as constructively retired are credited to additional paid-in capital, and losses are charged to additional paid-in capital to the extent that previous net gains from sales or retirements of the same class of stock are included therein, with the remainder charged to retained earnings. When the Company's stock is retired or purchased for constructive retirement, any excess purchase price over par value is allocated between additional paid-in capital to the extent that previous net gains from sales or retirements are included therein, and the remainder to retained earnings.
REVENUE RECOGNITION
Renewable Energy Products Segment
For the majority of our operations, services revenues are recognized when services are performed and are contractually billable. For service contracts, principally engineering and construction management service, we recognize revenue over a period of time based on estimated progress toward completion. Service contracts that include multiple performance obligations are segmented between types of services. For contracts with multiple performance obligations, we allocate the transaction price to each performance obligation using an estimate of the stand-alone selling price of each distinct service in the contract. Revenue recognized on service contracts that has not been billed to clients is recorded as contract assets. Amounts billed to clients in excess of revenue recognized on service contracts to date are recorded as contract liabilities. Customer payments are typically due within 30 to 45 days of billing, depending on the contract.
Strategic and Other Investments
We generate rental revenues from tenants via long-term lease contracts in various forms, including lease and sublease agreements. Providing access to the leased land and facilities, and performing specified repair and maintenance services over the length of the tenant contract term represent our performance obligations under our tenant contracts. Tenant rental payments are typically due monthly or quarterly, depending on the contract.
STOCK-BASED COMPENSATION
All transactions in which goods or services are received for the issuance of shares of our common stock or options to purchase shares of our common stock are accounted for based on the fair value of the equity interest issued. The fair value of shares of common stock is determined based upon the closing price per share of our common stock on the date of issuance and other applicable inputs. The Company recognizes stock-based compensation for common stock grants evenly over the related vesting period. The fair value of market condition performance share awards is determined based on path-dependent valuation techniques and inputs including the closing price per share of our common stock at date of grant, volatility and the risk-free interest rate. The Company recognizes stock-based compensation for market condition performance share awards evenly over the derived service period resulting from the path-dependent valuation. The fair value of performance condition share awards is determined based on the closing price per share of our common stock at date of grant and the probability of achieving the performance condition during the term of the award agreement. The Company recognizes stock-based compensation for performance condition share awards evenly over the term of the award agreement. The Company recognizes forfeitures of unvested common stock, performance shares and stock option grants as they occur.
RECLASSIFICATIONS
Certain prior year amounts have been reclassified to conform to the 2021 financial statement presentation. Reclassifications had no effect on net income (loss), stockholders' equity, or cash flows as previously reported.
INCOME TAXES
The Company’s income tax expense and deferred tax assets and liabilities reflect management’s best assessment of estimated future taxes to be paid or refunded. Significant judgments and estimates are required in determining the consolidated income tax expense. Deferred income taxes arise from temporary differences between the tax and financial statement recognition of revenue and expense. In evaluating the Company’s ability to recover its deferred tax assets, management considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent financial operations. In projecting future taxable income, the Company develops assumptions including the amount of future state and federal pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and the assumptions are consistent with the plans and estimates that the Company is using to manage its underlying businesses. The Company provides a valuation allowance for deferred tax assets that the Company does not consider more likely (than not) to be realized. Changes in tax laws and rates could also affect recorded deferred tax assets and liabilities in the future. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense. The Company evaluates its tax positions taken or expected to be taken in the course of preparing its tax returns to determine whether the tax positions will more likely than not be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are not recorded as a tax benefit or expense in the current year. No reserve for uncertain tax positions has been recorded.
INCOME (LOSS) PER COMMON SHARE
Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding. Dilutive income (loss) per share includes any additional dilution from common stock equivalents, such as stock options, warrants, and convertible instruments, if the impact is not antidilutive.
RELATED PARTIES AND TRANSACTIONS
The Company identifies related parties, and accounts for and discloses related party transactions. Parties, which can be entities or individuals, are considered to be related if either party has the ability, directly or indirectly, to control or exercise significant influence over the other party in making financial and operational decisions. Entities and individuals are also considered to be related if they are subject to the common control or significant influence of another party (See Note 3, Notes Receivable and Advances, Net and Note 21, Related Party Transactions).
LEASES
The Company determines if a contract is or contains a lease at its inception and evaluates if a contract gives the right to obtain substantially all of the economic benefits from use of an identified asset and the right to direct the use of the asset, in order to determine if a contract contained a lease. The Company has two existing lease contracts one classified as an operating lease contract and one finance lease. For these leases, the Company recognized a right-of-use asset and a corresponding lease liability on its consolidated balance sheets. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent obligations by the Company to make lease payments which arise from a lease. Lease right-of-use assets and liabilities are recognized at the inception date based on the present value of lease payments over the lease term. As the Company’s lease contracts do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the inception date in order to determine the present value of lease payments. For operating leases, fixed lease payments are recognized as lease expense on a straight-line basis over the lease term. For finance leases, the initial right-of-use asset is depreciated on a straight-line basis over the lease term, along with recognition of interest expense associated with accretion of the lease liability, which is ultimately reduced by the related fixed payments. For leases with a term of 12 months or less, lease payments are recognized on a straight-line basis over the lease term and are not recognized on the consolidated balance sheets.
COVID-19
The outbreak in 2020 of the novel coronavirus (“COVID-19”) resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, including the implementation of social distancing measures, quarantine periods and travel bans, have caused material disruptions to many businesses and negatively impacted economic activities. Global equity markets have experienced significant volatility. Governments and their central banks have reacted with significant fiscal and monetary interventions designed to mitigate the impacts and stabilize economic conditions. The impact and ultimate duration of the COVID-19 outbreak is currently unknown, as is the efficacy of these governmental interventions. For nearly two years in Nevada, local governments, state health officials, emergency managers, local health authorities and community partners have come together in a statewide response to COVID-19. Processes continue to be in place to support testing, contact tracing, disease investigation and vaccine rollout in communities throughout the state. On January 18, 2022, Nevada Health Response provided an update on county risk levels as posted by the Centers for Disease Control and Prevention (CDC). As of that date, all Nevada counties were listed as high risk of transmission. Cases continued to increase rapidly across the state with the recent omicron variant surge. According to Directive 045 signed by Nevada Governor Steve Sisolak, everyone, regardless of vaccination status, will be required to wear masks in indoor settings again. On February 10, 2022, after a marked decline in new omicron variant cases, Nevada Governor Steve Sisolak announced that the state was dropping its statewide mask mandate, "effective immediately". We are operating in alignment with these guidelines for protecting the health of our employees, partners and suppliers.
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
In August 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-06 Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The update is to address issues identified as a result of the complexity associated with applying generally accepted accounting principles for certain financial instruments with characteristics of liabilities and equity. The update is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years and with early adoption permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.
In March 2021, the FASB issued ASU 2021-07 (Topic 323), Investments – Equity Method and Joint Ventures. The new guidance eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. The guidance is effective for fiscal years, beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating the possible impact of ASU 2021-07, but does not anticipate that it will have a material impact on the Company's consolidated financial statements.
Management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
REFERENCES TO THE COMPANY
Unless context otherwise indicates, the terms we, us, our, Comstock, or the Company mean Comstock Mining Inc., and its subsidiaries on a consolidated basis.
BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
Comstock Mining Inc. and its wholly-owned subsidiaries (we, us, our, Comstock, or the Company), is a leading innovator of technologies that enable systemic decarbonization and circularity by efficiently converting under-utilized waste and renewable natural resources into fuels and electrification products that contribute to balancing global uses and emissions of carbon. We expect to generate revenue by developing, using, selling, and supporting new clean technologies that facilitate the more efficient use of scarce natural resources. We are commercializing environment-enhancing, material science-based technologies, products, and processes including carbon neutral cellulosic bio-fuels and carbon reducing lithium-ion battery metal recycling.
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of Comstock Mining Inc. and its wholly-owned subsidiaries, Comstock Innovation Corporation (“CIC”) and Comstock IP Holdings LLC ("CIP") since their acquisition in September 2021, Comstock Engineer Corporation.(“CEC”) since its acquisition in June 2021, MANA Corporation (“MANA”) since its acquisition in July 2021, Comstock Processing LLC, Comstock Northern Exploration LLC, Comstock Exploration and Development LLC, and, Comstock Mining LLC, since its re-acquisition on March 31, 2022, Comstock Real Estate Inc., Comstock Industrial LLC, Downtown Silver Springs LLC ("DTSS"), and the 90% owned LINICO Corporation since its majority acquisition on December 31, 2021. Intercompany transactions and balances have been eliminated. The condensed consolidated financial statements do not include all disclosures required of annual consolidated financial statements and, accordingly, should be read in conjunction with our consolidated financial statements and notes thereto in our Annual Report on Form 10-K for the fiscal years ended December 31, 2021 and 2020.
Operating results for the three months ended March 31, 2022 may not be indicative of full year results expected for 2022.
In management's opinion, the accompanying condensed consolidated financial statements contain all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of our financial position as of March 31, 2022, and our results of operations, cash flows and changes in equity for the three months ended March 31, 2022 and 2021.
DESCRIPTION OF THE BUSINESS
Comstock innovates technologies that enable systemic decarbonization and circularity by efficiently converting under-utilized waste and renewable natural resources into fuels and electrification products that contribute to balancing global uses and emissions of carbon. Comstock plans to achieve financial, natural, and social gains by building, owning, and operating a fleet of advanced carbon neutral extraction and refining facilities, commercializing complimentary process solutions and related services, and licensing selected technologies to strategic partners.
Our strategic plan is based on innovating and using our technologies and the renewable energy products that they enable to reduce reliance on long cycle fossil fuels, to shift to and maximize throughput of short cycle fuels, and to lead and support the adoption and growth of a highly profitable, balanced worldwide short cycle ecosystem that continuously offsets, recycles, and contributes to neutralizing global carbon emissions by rapidly growing and replenishing vast quantities of feedstock for renewable circular fuels. We also make strategic and other investments that contribute to our mission of enabling systemic decarbonization and help to realize our vision of a net zero carbon world.
Comstock historically focused on natural resource exploration, development, and production, with an emphasis on mining gold and silver resources from its extensive contiguous property holdings in the historic Comstock and Silver City mining districts in Nevada. During 2021 and 2022, we completed a series of transactions that were designed to build on our competencies and position us to address and capitalize on the global transition to clean energy. Those transactions primarily included (i) our sale and subsequent optioning for sale of Comstock Mining LLC, the owner of our Lucerne resource area in Storey County, Nevada, and related permits, (ii) our acquisitions of 100% of Comstock Innovations Corporation (F/K/A Plain Sight Innovations Corporation), 100% of Comstock Engineering Corporation (F/K/A Renewable Process Solutions, Inc.), 100% of MANA Corporation, and 90% of LINICO Corporation, (iii) our acquisition of intellectual property assets from FLUX Photon Corporation, and (iv) our purchase of 48.19% of Quantum Generative Materials LLC and other minority investments. Collectively, these transactions added the management, employees, facilities, intellectual properties, and other assets we needed to restructure and transform our Company and business into an emerging leader in the innovation and sustainable production of renewable energy products, including cellulosic fuels and electrification metals. Additional information on these transactions is provided in Note 2, Acquisitions and Investments.
LIQUIDITY AND CAPITAL RESOURCES
The Condensed Consolidated Financial Statements are prepared on the going concern basis of accounting that assumes the realization of assets and the satisfaction of liabilities in the ordinary course of business. The Company has had recurring net losses from operations and had an accumulated deficit of $251.9 million at March 31, 2022. For the three months ended March 31, 2022, the Company recognized a net loss of $6.4 million and cash and cash equivalents decreased by $3.7 million from $5.9 million at December 31, 2021 to $2.2 million at March 31, 2022. The Company intends to fund our operations over the next twelve months from (i) existing cash and cash equivalents, (ii) sales of engineering services and technology licenses (iii) the repayment of advances from SSOF, (iv) planned sales of Tonogold Resources, Inc. ("Tonogold") common shares and other Tonogold reimbursements and (v) sales of equity securities. Based on these expected funding sources, management believes the Company will have sufficient funds to sustain our operations and meet our commitments under our investment agreements during the 12 months following the date of issuance of the Condensed Consolidated Financial Statements included herein. While the Company has been successful in the past in obtaining the necessary capital to support our operations, including registered equity financings from our existing shelf registration statement, borrowings and other means, there is no assurance the Company will be able to obtain additional equity capital or other financing, if needed. Risks to our liquidity include future operating expenditures above management’s expectations, including but not limited to exploration, pre-development, research and development, selling, general and administrative, and investment related expenditures in excess of planned proceeds from the sale of Tonogold securities, repayment of advances to SSOF, the sale of the Silver Springs Properties, and amounts to be raised from the issuance of equity under our existing shelf registration statement. Declines in the market value of properties held for sale, or declines in the share price of our common stock would also adversely affect our results of operations, financial condition and cash flows. If the Company is unable to obtain any necessary additional funds, this could have an immediate material adverse effect on liquidity and raise substantial doubt about our ability to continue as a going concern. In such case, the Company could be required to limit or discontinue certain business plans, activities or operations, reduce or delay certain capital expenditures or investments, or sell certain assets or businesses. There can be no assurance that the Company would be able to take any such actions on favorable terms, in a timely manner, or at all.
RECLASSIFICATIONS
Certain prior period amounts have been reclassified to conform to the 2022 financial statement presentation. Reclassifications had no effect on net income (loss), stockholders' equity, or cash flows as previously reported.
COVID-19
The outbreak in 2020 of the novel coronavirus (“COVID-19”) resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, including the implementation of social distancing measures, quarantine periods and travel bans, have caused material disruptions to many businesses and negatively impacted economic activities. Global equity markets have experienced significant volatility. Governments and their central banks have reacted with significant fiscal and monetary interventions designed to mitigate the impacts and stabilize economic conditions. The impact and ultimate duration of the COVID-19 outbreak is currently unknown, as is the efficacy of these governmental interventions. For more than two years in Nevada, local governments, state health officials, emergency managers, local health authorities and community partners have come together in a statewide response to COVID-19. Processes continue to be in place to support testing, contact tracing, disease investigation and vaccine rollout in communities throughout the state. On February 10, 2022, after a marked decline in new omicron variant cases, Nevada Governor Steve Sisolak issued Directive 052 and announced that the state was dropping its statewide mask mandate, "effective immediately". We are operating in alignment with these guidelines for protecting the health of our employees, partners and suppliers.
ADOPTION OF NEW ACCOUNTING STANDARDS
In August 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”) No. 2020-06 Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The update is to address issues identified as a result of the complexity associated with applying generally accepted accounting principles for certain financial instruments with characteristics of liabilities and equity. The update was effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The adoption of this update on January 1, 2022 did not have a material impact on our condensed consolidated financial statements.
In March 2021, the FASB issued ASU 2021-07 (Topic 323), Investments – Equity Method and Joint Ventures. The new guidance eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. The guidance is effective for fiscal years, beginning after December 15, 2021. The adoption of this update on January 1, 2022 did not have a material impact on our condensed consolidated financial statements.
Management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.